Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB GLOBAL RISK ALLOCATION FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement [Text Block]	agrafi_SupplementTextBlock

AB GLOBAL RISK ALLOCATION FUND

(the “Fund”)

Supplement dated June 1, 2015 to the Summary Prospectus and Prospectus dated February 27, 2015 of the Fund (together, the “Prospectuses”).

*        *        *         *        *

The following performance information replaces information on the Russell 1000 Value Index in the Performance Table in the Summary section of the Prospectuses.

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes)	4.94%	10.20%	6.03%

AB GLOBAL RISK ALLOCATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	agrafi_SupplementTextBlock

AB GLOBAL RISK ALLOCATION FUND

(the “Fund”)

Supplement dated June 1, 2015 to the Summary Prospectus and Prospectus dated February 27, 2015 of the Fund (together, the “Prospectuses”).

*        *        *         *        *

The following performance information replaces information on the Russell 1000 Value Index in the Performance Table in the Summary section of the Prospectuses.

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes)	4.94%	10.20%	6.03%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
AB GLOBAL RISK ALLOCATION FUND, INC. | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.94%
5 Years	rr_AverageAnnualReturnYear05	10.20%
10 Years	rr_AverageAnnualReturnYear10	6.03%